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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2004
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 2
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        /X/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Hale and Dorr Capital Management LLC
                 ------------------------------------
   Address:      60 State Street
                 ------------------------------------
                 Boston, MA 02109
                 ------------------------------------

                 ------------------------------------

Form 13F File Number:    028-03747
                         --------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:      Kimberly R. Clouse
         -------------------------------
Title:     President
         -------------------------------
Phone:     617-526-5873
         -------------------------------

Signature, place and date of signing:

       /s/  Kimberly R. Clouse        Boston, Massachusetts   November 14, 2006
   -------------------------------    ---------------------   -----------------
           [Signature]                     [City, State]            [Date]

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0
                                        --------------------

Form 13F Information Table Entry Total:     19
                                        --------------------

Form 13F Information Table Value Total:     $15,268
                                        --------------------
                                          (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                      HALE AND DORR CAPITAL MANAGEMENT LLC
                           FORM 13F INFORMATION TABLE
                         QUARTER ENDED DECEMBER 31, 2004


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- ----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (X1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- ------ -------- ------
ALLSCRIPTS HEALTHCARE
  SOLUTION                COM              01988P108  1,044   97,817      SH          Sole                    97,817  0
ALLTEL CORP               COM              020039103    212    3,601      SH          Sole                     3,601  0
ANADARKO PETE CORP        COM              032511107    406    6,270      SH          Sole                     6,270  0
BURLINGTON NORTHERN
  SANTE FE C              COM              12189T104    213    4,496      SH          Sole                     4,496  0
FANNIE MAE                COM              313586109    214    3,000      SH          Sole                     3,000  0
FIRST HORIZON NATIONAL
  CORP                    COM              320517105    238    5,510      SH          Sole                     5,510  0
GENUINE PARTS COMPANY     COM              372460105    264    5,990      SH          Sole                     5,990  0
INVERNESS MEDICAL
  INNOVATION              COM              46126P106    203    8,083      SH          Sole                     8,083  0
ISHARES                   SMLL CORE Indx   464288505    225    3,300      SH          Sole                     3,300  0
ISHARES                   MSCI EAFE Idx    464287465  1,695   10,580      SH          Sole                    10,580  0
ISHARES                   MSCI Emerg Mkt   464287234    773    3,830      SH          Sole                     3,830  0
ISHARES                   RUSSELL 2000     464287655    366    2,830      SH          Sole                     2,830  0
ISHARES                   S&P 500 Index    464287200    555    4,585      SH          Sole                     4,585  0
LOWES COS INC             COM              548661107    361    6,266      SH          Sole                     6,266  0
MORGAN STANLEY            COM              617446448    374    6,739      SH          Sole                     6,739  0
MUNICIPAL MORTGAGE AND
  EQUITY                  Growth SHS       62624B101    272   10,000      SH          Sole                    10,000  0
PPG INDUSTRIES INC        COM              693506107    348    5,100      SH          Sole                     5,100  0
TIER TECHNOLOGIES INC     Class B          88650Q100  2,775  300,000      SH          Sole                   300,000  0
WAINWRIGHT BANK & TRUST
  COMP                    COM              930705108  4,730  381,447      SH          Sole                            0     381,447

                                                         15,268